The Aquarion Fund
Schedule of Investments - May 31, 2002
(Unaudited)

Common Stocks - 92.8%                                           Shares                         Value

Agricultural Services - 1.1%
Cadiz, Inc. (a)                                                          14,600              $ 129,356
                                                                                      -----------------------

Air Cond & Warm Air Heating Equip
    & Comm & Indl Refrig Equip - 4.9%
American Standard Companies, Inc. (a)                                     6,000                453,000
Tecumseh Products Co. - Class A                                           3,000                139,500
                                                                                      -----------------------
                                                                                               592,500
                                                                                      -----------------------
Chemical Products - 1.2%
Flexible Solutions International, Inc. (a)                               43,000                148,780
                                                                                      -----------------------

Cleaning Preparations, Perfumes, Cosmetics - 0.9%
Church & Dwight Co., Inc.                                                 3,200                111,264
                                                                                       -----------------------

Consumer Products (Durables)-Appliances - 0.3%
AB Electrolux (c)                                                         1,000                 36,450
                                                                                      -----------------------
Construction Special Trade Contractors - 0.2%
Layne Christensen Co. (a)                                                 3,000                 29,995
                                                                                      -----------------------

Electric & Other Services Combined - 1.7%
Suez SA (a) (c)                                                           5,000                143,000
United Utilities Plc. (c)                                                 3,000                 58,200
                                                                                      -----------------------
                                                                                               201,200
                                                                                      -----------------------
Electric Services - 2.6%
IDACORP, Inc.                                                             9,000                315,810
                                                                                      -----------------------
Electrical Work - 2.4%
EMCOR Group, Inc. (a)                                                     5,000                282,350
                                                                                      -----------------------

Fabricated Metal Products  - 1.4%
The Shaw Group, Inc. (a)                                                  4,000                133,800
Watts Industries, Inc. - Class A                                          2,000                 37,300
                                                                                      -----------------------
                                                                                               171,100
                                                                                      -----------------------
Fabricated Structural Metal Products - 1.1%
Valmont Industries, Inc.                                                  7,000                131,950
                                                                                      -----------------------

Farm Machinery & Equipment - 1.0%
Lindsay Manufacturing Co.                                                 5,000                116,150
                                                                                      -----------------------
Food & Kindred Products - 2.9%
Groupe Danone (c)                                                       13,000                 352,300
                                                                                      -----------------------

General Industrial Machinery & Equipment - 9.0%
CUNO, Inc. (a)                                                          15,000                 518,250
Osmonics, Inc. (a)                                                      13,500                 216,000
Pall Corp.                                                              15,200                 345,952
                                                                                      -----------------------
                                                                                             1,080,202
                                                                                      -----------------------

See accompanying notes which are an integral part of the financial statements.

The Aquarion Fund
Schedule of Investments - May 31, 2002
(Unaudited)

Common Stocks - 92.8% (continued)                               Shares                         Value

Household Appliances - 3.4%
Maytag Corp.                                                              9,000              $ 403,110
                                                                                      -----------------------

In Vitro & In Vivo Diagnostic Substances - 2.3%
IDEXX Laboratories, Inc. (a)                                              8,700                274,920
                                                                                      -----------------------

Industrial & Commercial Fans & Blowers
    & Air Purifying Equip - 2.5%
Met-Pro Corp.                                                            20,000                297,600
                                                                                      -----------------------
Industrial & Commercial Machinery & Equipment  - 4.5%
ITT Industries, Inc.                                                      7,100                542,700
                                                                                      -----------------------
Industrial Inorganic Chemicals - 2.8%
Calgon Carbon Corp.                                                      40,000                338,000
                                                                                      -----------------------

Industrial Instruments for Measurement, Display, and Control - 3.5%
Danaher Corp.                                                             6,000                417,720
                                                                                      -----------------------
Laboratory Analytical Instruments - 2.0%
Millipore Corp.                                                           6,000                237,480
                                                                                      -----------------------
Measuring & Controlling Devices - 1.2%
Trimble Navigation Ltd. (a)                                               8,000                143,760
                                                                                      -----------------------
Pump & Pumping Equipment - 1.6%
Flowserve Corp.                                                           6,000                191,820
                                                                                      -----------------------
Radio & TV Broadcasting & Communications Equipment - 2.4%
Itron, Inc. (a)                                                         10,000                 290,200
                                                                                      -----------------------
Refuse Systems - 3.1%
Vivendi Environment S.A. (a) (c)                                        11,600                 367,372
                                                                                      -----------------------
Services-Engineering Services - 2.5%
Tetra Tech, Inc. (a)                                                    21,000                 303,870
                                                                                     -----------------------
Special Industry Machinery - 4.0%
Ionics, Inc. (a)                                                        16,200                 393,336
Pentair, Inc.                                                            2,000                  93,980
                                                                                     -----------------------
                                                                                               487,316
                                                                                     -----------------------
Steel Pipe & Tubes - 1.7%
Northwest Pipe Co. (a)                                                  10,500                 210,000
                                                                                     -----------------------

See accompanying notes which are an integral part of the financial statements.

The Aquarion Fund
Schedule of Investments - May 31, 2002
(Unaudited)

Common Stocks - 92.8% (continued)                               Shares                         Value

Totalizing Fluid Meters & Counting Devices - 2.5%
Badger Meter, Inc.                                                        9,400              $ 295,630
                                                                                      -----------------------

Water Supply - 17.9%
American States Water Co.                                                6,000                 227,940
American Water Works, Inc.                                              12,100                 526,471
California Water Service Group                                           7,400                 176,860
Connecticut Water Service, Inc.                                          7,050                 179,775
Consolidated Water Co.                                                   1,000                  14,121
Middlesex Water Co.                                                      7,500                 179,475
Pennichuck Corp.                                                         4,533                 131,453
Philadelphia Suburban Corp.                                             13,000                 269,100
SJW Corp.                                                                1,000                  80,750
Southwest Water Co.                                                     19,562                 364,244
                                                                                      ----------------------
                                                                                             2,150,189
                                                                                      ---------------------
Water, Sewer, Pipeline, Communication
   and Power Line Construction - 4.2%
Insituform Technologies, Inc. - Class A (a)                             20,000                 505,200
                                                                                      -----------------------

   TOTAL COMMON STOCKS (Cost $9,519,236)                                                  $ 11,156,294
                                                                                      -----------------------

Foreign Stocks - 4.4%

Canada - 0.5%
Trojan Technologies, Inc. (a)                                             5,000                 38,449
Zenon Environmental, Inc.                                                 3,100                 30,473
                                                                                      -----------------------
                                                                                                68,922
                                                                                      -----------------------
France - 3.7%
Suez Lyonnaise Des Eauz S.A. (a)                                        10,000                 284,193
Vivendi Environment S.A. (a) (c)                                         5,000                 158,492
                                                                                      -----------------------
                                                                                               442,685
                                                                                      -----------------------
Israel - 0.2%
Israel Chemicals Ltd.                                                   20,000                  19,439
                                                                                      -----------------------

   TOTAL FOREIGN STOCKS (Cost $595,579)                                                      $ 531,046
                                                                                      -----------------------

Rights - 0.01%
Vivendi Environment, 8/3/06 (Cost $0)                                     5,000        $         1,588
                                                                                      -----------------------

                                                              Principal
                                                                Amount                         Value
Money Market Securities - 2.7%
Money Market Fiduciary, .35% (Cost $320,129) (b)                      320,129                  320,129
                                                                                      -----------------------

TOTAL INVESTMENTS - 99.9%  (Cost $10,434,944)                                               12,009,057
                                                                                      -----------------------

Other assets in excess of liabilities - 0.01%                                                    6,733
                                                                                      -----------------------
TOTAL NET ASSETS - 100.0%                                                                       $ 12,015,790
                                                                                      =======================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2002.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

The Aquarion Fund
Statement of Assets and Liabilities
May 31, 2002
(Unaudited)


Assets
Investments in securities, at value (cost $10,434,944)                                                  $ 12,009,057
Dividends receivable                                                                                          23,991
                                                                                                    -----------------
     Total assets                                                                                         12,033,048
                                                                                                    -----------------

Liabilities
Accrued advisory fees                                                                                         10,348
Accrued 12b-1 fees                                                                                             2,482
Other payables and accrued expenses                                                                            4,428
                                                                                                    -----------------
     Total liabilities                                                                                        17,258
                                                                                                    -----------------

Net Assets                                                                                              $ 12,015,790
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                           11,019,999
Accumulated net investment income (loss)                                                                       5,290
Accumulated net realized gain (loss) on investments                                                         (583,624)
Net unrealized appreciation (depreciation) on investments                                                  1,574,113
Net unrealized appreciation (depreciation) on translation of
     assets on liabilities in foreign currencies                                                                  12
                                                                                                    -----------------
Net Assets, for 1,101,987 shares                                                                        $ 12,015,790
                                                                                                    =================

Net Assets Value
Net Assets
Offering price and redemption price per share ($12,015,790 / 1,101,987)                                      $ 10.90
                                                                                                    =================


See accompanying notes which are an integral part of the financial statements.

The Aquarion Fund
Statement of Operations
Period ended May 31, 2002
(Unaudited)


Investment Income
Dividend income (net of foreign withholding taxes of $2,775)                                            $ 76,070
Interest income                                                                                              899
                                                                                                    -------------
  Total Income                                                                                            76,969
                                                                                                    -------------

Expenses
Investment advisor fee                                                                                    48,218
12b-1 fee                                                                                                    121
Operating service fee                                                                                     23,340
                                                                                                    -------------
Total operating expenses                                                                                  71,679
                                                                                                    -------------

Net Investment Income (Loss)                                                                             $ 5,290
                                                                                                    -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                       (162,906)
Change in net unrealized appreciation (depreciation) on
   Investment securities                                                                                 579,997
   Foreign currency translation                                                                               12
                                                                                                    -------------
                                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities & foreign currencies                    417,103
                                                                                                    -------------
                                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                                        $ 422,393
                                                                                                    =============

See accompanying notes which are an integral part of the financial statements.

The Aquarion Fund
Statement of Changes

                                                                             Period ended           For the year
                                                                             May. 31, 2002          ended December 31,
Increase (Decrease) in Net Assets                                             (Unaudited)               2001
                                                                           ------------------   ----------------------
Operations
  Net investment income (loss)                                                       $ 5,290                 $ (3,739)
  Net realized gain (loss) on investment securities                                 (162,906)                (369,756)
  Change in net unrealized appreciation (depreciation)                               579,997                  557,891
                                                                           ------------------   ----------------------
                                                                           ------------------   ----------------------
  Net increase (decrease) in net assets resulting from operations                    422,381                  184,396
                                                                           ------------------   ----------------------
Distributions
  From net investment income                                                               -                        -
  From net realized gain                                                                   -                        -
                                                                           ------------------   ----------------------
  Total distributions                                                                      -                        -
                                                                           ------------------   ----------------------
Capital Share Transactions
  Proceeds from shares sold                                                          372,135                4,303,140
  Reinvestment of distributions                                                            -                        -
  Amount paid for shares repurchased                                                       -                  (22,252)
                                                                           ------------------   ----------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                         372,135                4,280,888
                                                                           ------------------   ----------------------
                                                                           ------------------
Total Increase (Decrease) in Net Assets                                              794,516                4,465,284
                                                                           ------------------   ----------------------

Net Assets
  Beginning of period                                                             11,221,262                6,755,978
                                                                           ------------------   ----------------------
  End of period [including accumulated net
    investment income (loss) of  $5,290 and $0, respectively]                   $ 12,015,778             $ 11,221,262
                                                                           ==================   ======================


Capital Share Transactions
  Shares sold                                                                         36,202                  424,100
  Shares issued in reinvestment of distributions                                           -                        -
  Shares repurchased                                                                       -                   (2,171)
                                                                           ------------------   ----------------------

  Net increase (decrease) from capital transactions                                   36,202                  421,929
                                                                           ==================   ======================


See accompanying notes which are an integral part of the financial statements.

The Aquarion Fund
Financial Highlights

                                             Period ended      For the year        For the year         Period ended
                                            May 31, 2002     ended December 31,  ended December 31,   ended December 31,
                                            (Unaudited)            2001                2000               1999 (c)
                                           ---------------   -----------------   ------------------  ------------------
Selected Per Share Data
Net asset value, beginning of period              $ 10.53             $ 10.49               $ 9.89             $ 10.00
                                           ---------------   -----------------   ------------------  ------------------
Income from investment operations
   Net investment income (loss)                         -                   -                 0.05                0.02
   Net realized and unrealized gain (loss)           0.37                0.04                 0.60               (0.11)
                                           ---------------   -----------------   ------------------  ------------------
                                           ---------------   -----------------   ------------------  ------------------
Total from investment operations                     0.37                0.04                 0.65               (0.09)
                                           ---------------   -----------------   ------------------  ------------------

Less distributions:
   Distributions from net investment income             -                   -                (0.05)              (0.02)
   Distributions from net realized gains                -                   -                    -                   -
                                           ---------------   -----------------   ------------------  ------------------
                                           ---------------   -----------------   ------------------  ------------------
Total distributions                                     -                   -                (0.05)              (0.02)
                                           ---------------   -----------------   ------------------  ------------------
Net asset value, end of period                    $ 10.90             $ 10.53              $ 10.49              $ 9.89
                                           ===============   =================   ==================  ==================

Total Return                                        3.51% (a)           0.38%                6.59%               (0.94)(a)

Ratios and Supplemental Data
Net assets, end of period (000)                  $ 12,016            $ 11,221              $ 6,756             $ 3,048
Ratio of expenses to average net assets             1.50%               1.75%                1.75%               1.75% (b)
Ratio of expenses to average net assets
  before reimbursement                                N/A               1.77%                  N/A                 N/A
Ratio of net investment income to average net assets0.11%               (0.04)%              0.71%               1.03% (b)
Ratio of net investment income to average net assets
  before reimbursement                                N/A               (0.06)%                N/A                 N/A

Portfolio turnover rate                             6.48%              12.79%               35.93%               9.67%



(a)  For a period of less than a full year, the total return is not annualized.
(b)  Annualized.
(c)  For the period October 26, 1999 (commencement of operations) through December 31, 1999.


See accompanying notes which are an integral part of the financial statements.

                               The Aquarion Fund
                          Notes to Financial Statements
                                  May 31, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

   The Aquarion Fund, (formerly the Water Fund) (the "Fund") is a series of the ATC Funds, Inc. (the "Company"), a Maryland corporation registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end series management investment company. The Company acquired the net assets of the Fund's predecessor, which was a series of the Declaration Fund in a tax free exchange pursuant to a plan of reorganization approved by the shareholders of the predecessor fund on November 30, 2001. The investment objective of the Fund, which is classified as "non-diversified" under the 1940 Act, is to achieve long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

a. Securities Valuations - Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the value of its shares by using market prices for the securities comprising its portfolio. Short term investments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Securities for which quotations are not readily available are valued at fair market value as determined in good faith by Avalon Trust Company, which serves as the Fund's investment adviser (see Note 3), subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

b. Federal Income Taxes - The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

c. Dividends and Distributions - Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio. The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

d. Estimates - Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                The Aquarion Fund
                          Notes to Financial Statements
                            May 31, 2002 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued


e. Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities, and income and expense items denominated in, foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices if securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investment

f. Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's Investment Adviser

     Avalon Trust Company (the "Adviser"), 125 Lincoln Avenue, Suite 100 Santa Fe, New Mexico 87501, serves as investment adviser to the Fund. The Adviser is a state-regulated independent trust company organized and incorporated under the laws of the State of New Mexico.

     The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund. For investment advisory services provided by the Adviser to the Fund, the Fund pays to the Adviser, on the last day of each month, an annualized fee equal to 1.00% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the period ended May 31, 2002, the Adviser received fees under the Investment Advisory Agreement in the amount of $48,218.

Operating Services Agreement

     The Fund has also entered into an Operating Services Agreement ("Services Agreement") with the Adviser. Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to:

1.   Accounting                                    6.   Custodial
2.   Administrative                                7.   Fund share distribution
3.   Legal (except litigation)                     8.   Shareholder reporting
4.   Dividend disbursing and transfer agent        9.   Sub-accounting
5.   Registrar                                    10.   Record keeping services

     For its services to the Fund under this Agreement, the Fund pays to the Adviser on the last day of each month, a fee equal to .50% of average net asset value of the Fund to be computed daily based upon the net asset value of the Fund. For the period ended May 31, 2002, the Adviser received fees under the Services Agreement in the amount of $23,340.

     Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

                                The Aquarion Fund
                          Notes to Financial Statements
                            May 31, 2002 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Adviser, with the Company's consent, has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("Unified") to provide Transfer Agent and essentially all administrative services for the Fund. The Adviser has also entered into a Distribution Agreement with the Fund and Unified Financial Securities, Inc. ("UFS") where in UFS acts as principal underwriter for the Fund's shares. All fees owed to Unified and UFS are paid by the Adviser.

Distribution Fees

     The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for its shares, pursuant to which the Fund pays the Adviser a monthly fee for shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets. The Adviser may, in turn, pay such fees to third parties for eligible services provided by those parties to the Fund. The 12b-1 fees paid for the period ended May 31, 2002 were $121.

NOTE 4.  INVESTMENTS

     For the period ended May 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $1,054,281 and $728,391, respectively. As of May 31, 2002, the gross unrealized appreciation for all securities totaled $2,110,460 and the gross unrealized depreciation for all securities totaled $536,348 for a net unrealized appreciation of $1,574,113.

NOTE 5.  RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. Ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the1940 Act. As of May 31, 2002, Turtle & Company, held more than 98% of the Fund's outstanding shares.

NOTE 6.   SHAREHOLDERS' MEETING

A Special Meeting ("Meeting") of the shareholders of the Company was held on April 30, 2002. As of February 28, 2002, there were, in the aggregate, 1,388,608.620 shares of the Company outstanding. At the Special Meeting, the shareholders of the Company (including shareholders of the Fund) elected each of the following individuals to serve on the Company's Board of Directors, as follows:

                                        For                   Against               Abstain
Roger Decort                         1,358,866.290                0                    0
Earl H. Douple, Jr.                  1,358,866.290                0                    0
Robert J. Nurock                     1,358,866.290                0                    0
James E. Hughes, Jr.                 1,358,866.290                0                    0
John E. Young                        1,358,866.290                0                    0

                                The Aquarion Fund
                          Notes to Financial Statements
                            May 31, 2002 - continued
                                   (Unaudited)

NOTE 6.   SHAREHOLDERS' MEETING - continued

The following is a summary of the matters submitted for the approval of the Fund's shareholders at the Meeting, together with the tabulation of votes thereon. As of February 28, 2002, there were 1,096,589.161 shares of the Fund outstanding.

         Action                           For                  Against              Abstain

   Approval of Amended               1,069,528.685                0                    0
   Advisory Agreement


   Approval of Rule 12b-1 Plan       1,069,528.685                0                    0
   and related distribution
   agreement

   Approval of modifications         1,069,528.685                0                    0
   in various investment
   policies

   Approval of modifications         1,069,528.685                0                    0
   in various investment
   policies

   Ratification of engagement        1,069,528.685                0                    0
   of independent auditor


NOTE 7.  CHANGE IN FISCAL YEAR END

The Fund's fiscal year end, previously December 31 of each year, has been changed to November 30. Management has effected this change so that the fiscal year end of each of the Company's two series will be the same. No adverse consequences are expected to result from this change.

The Atheneum Fund
Schedule of Investments - May 31, 2002
(Unaudited)

Common Stocks - 94.0%                                                            Shares                  Value

Books:  Publishing or Publishing and Printing - 5.1%
Scholastic Corp. (a)                                                                 3,000              $ 142,770
                                                                                                 -----------------------

Cable & Other Pay Television Services - 5.7%
Cablevision Systems Corp.  (a)                                                       1,000                 18,620
Liberty Media Corp. (a)                                                              2,000                 24,100
Viacom, Inc. - Class B (a)                                                           2,400                117,504
                                                                                                 -----------------------
                                                                                                          160,224
                                                                                                 -----------------------
Cable & Other Television Services - 2.6%
Cox Communications, Inc.                                                             2,200                 74,008
                                                                                                 -----------------------
Computer Communication Equipment - 1.8%
Cisco System, Inc. (a)                                                               3,200                 50,496
                                                                                                 -----------------------
Computers & Office Equipment - 1.4%
International Business Machines Corp.                                                  500                 40,225
                                                                                                 -----------------------
Investors - 1.9%
Electronic Data Systems Corp.                                                        1,000                 52,820
                                                                                                 -----------------------

Miscellaneous Publishing - 3.9%
PLATO Learning, Inc. (a)                                                             2,500                 30,275
ProQuest Company Inc. (a)                                                            2,000                 79,700
                                                                                                 -----------------------
                                                                                                          109,975
                                                                                                 -----------------------
Personal Credit Institutions - 2.1%
SLM Corp.                                                                              600                 57,888
                                                                                                 -----------------------
Publishing - 2.7%
McGraw-Hill Companies, Inc.                                                          1,200                 75,756
                                                                                                 -----------------------

Newspapers:  Publishing or Publishing & Printing - 3.1%
New York Times Co.  (a)                                                              1,750                  87,972
                                                                                                 -----------------------

Retail - Miscellaneous Shopping Goods Stores - 2.2%
Barnes & Noble, Inc. (a)                                                             2,000                  61,540
                                                                                                 -----------------------

Services - Business Services - 1.0%
DigitalThink, Inc. (a)                                                               8,500                  13,175
Docent, Inc. (a)                                                                     7,500                  13,950
                                                                                                 -----------------------
                                                                                                            27,125
                                                                                                 -----------------------
Services - Child Day Care Services - 3.1%
Bright Horizons Family Solutions, Inc. (a)                                           3,000                  88,650
                                                                                                 -----------------------


See accompanying notes which are an integral part of the financial statements.

The Atheneum Fund
Schedule of Investments - May 31, 2002 - continued
 (Unaudited)

Common Stocks - 94.0% - continued                                                Shares                  Value

Services - Computer Processing & Data Preparation - 2.8%
Riverdeep Group  (a) (c)                                                             4,200             $ 77,910
                                                                                                 -----------------------
Services - Computer Programming, Data Processing - 4.1%
AOL Time Warner, Inc. (a)                                                            3,900               72,930
Click2learn Inc. (a)                                                                15,000               43,350
                                                                                                 -----------------------
                                                                                                        116,280
                                                                                                 -----------------------
Services - Educational Services - 38.0%
Apollo Group, Inc. - Class A (a)                                                     3,450              118,956
Career Education Corp. (a)                                                           4,100              178,760
Corinthian Colleges, Inc. (a)                                                        5,400              148,122
DeVry, Inc. (a)                                                                      3,750              101,175
Education Management Corp. (a)                                                       3,000              124,050
ITT Educational Services, Inc. (a)                                                   2,300              113,620
Strayer Education, Inc.                                                              1,850              109,872
Sylvan Learning Systems, Inc. (a)                                                    6,500              178,750
                                                                                                 -----------------------
                                                                                                      1,073,305
                                                                                                 -----------------------
Services - Prepackaged Software - 9.7%
Renaissance Learning, Inc. (a)                                                       3,900              146,157
SkillSoft Corp. (a)                                                                  5,000               91,450
SmartForce Plc. (a) (c)                                                              6,700               36,917
                                                                                                 -----------------------
                                                                                                        274,524
                                                                                                 -----------------------
Wholesale - Paper and Paper Products - 2.8%
School Specialty Inc. (a)                                                            3,000               79,680
                                                                                                 -----------------------

TOTAL COMMON STOCKS (Cost $2,603,022) - 94.0%                                                         2,651,148
                                                                                                 -----------------------

Money Market Securities - 5.8%
Money Market Fiduciary, 0.346%, (Cost $164,105) (b)                                164,105              164,105
                                                                                                 -----------------------

TOTAL INVESTMENTS (Cost $2,276,127) - 99.8%                                                     $      2,815,253
                                                                                                 -----------------------

Cash and other assets less liabilities - 0.2%                                                              6,448
                                                                                                 -----------------------

TOTAL NET ASSETS - 100.0%                                                                        $      2,821,701
                                                                                                 =======================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2002.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

The Atheneum Fund
Statement of Assets and Liabilities
May 31, 2002 (Unaudited)



Assets
Investments in securities, at value (cost $2,767,126)                                                    $ 2,815,253
Interest receivable                                                                                               44
Dividends receivable                                                                                             767
Receivable for investments sold                                                                                5,350
Receivable for fund shares sold                                                                                4,749
                                                                                                    -----------------
     Total assets                                                                                          2,826,163
                                                                                                    -----------------

Liabilities
Accrued advisory fees                                                                                          2,435
Accrued 12b-1 fees                                                                                               609
Other payables and accrued expenses                                                                            1,418
                                                                                                    -----------------
     Total liabilities                                                                                         4,462
                                                                                                    -----------------

Net Assets                                                                                               $ 2,821,701
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                            2,898,527
Accumulated net investment income (loss)                                                                     (18,171)
Accumulated net realized gain (loss) on investments                                                         (106,782)
Net unrealized appreciation (depreciation) on investments                                                     48,127
                                                                                                    -----------------

Net Assets, for 292,511 shares                                                                           $ 2,821,701
                                                                                                    =================

Net Asset Value
Offering price and redemption price per share ($2,821,701 / 292,511)                                          $ 9.65
                                                                                                    =================


See accompanying notes which are an integral part of the financial statements.

The Atheneum Fund
Statement of Operations
Six months ended May 31, 2002 (Unaudited)


Investment Income
Dividend income                                                                                           $ 1,730
Interest income                                                                                               385
                                                                                                    --------------
  Total Income                                                                                              2,115
                                                                                                    --------------

Expenses
Investment advisor fee                                                                                     13,405
Operational servicing fee                                                                                   6,702
12b-1 fee                                                                                                     179
                                                                                                    --------------
                                                                                                    --------------
  Total Expenses                                                                                           20,286
                                                                                                    --------------

Net Investment Income (Loss)                                                                            $ (18,171)
                                                                                                    --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                        (106,506)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                33,909
                                                                                                    --------------
                                                                                                    --------------
Net realized and unrealized gain (loss) on investment securities                                          (72,597)
                                                                                                    --------------
Net increase (decrease) in net assets resulting from operations                                         $ (90,768)
                                                                                                    ==============



See accompanying notes which are an integral part of the financial statements.

The Atheneum Fund
Statement of Changes

                                                                                   Six months ended     Period Ended
                                                                                    May 31, 2002        November 30,
Increase (Decrease) in Net Assets                                                   (Unaudited)           2001 (a)
                                                                                  -----------------   -----------------
Operations
  Net investment gain (loss)                                                             $ (18,171)          $ (10,983)
  Net realized gain (loss) on investment securities                                       (106,506)             27,985
  Change in net unrealized appreciation (depreciation)                                      33,909              14,218
                                                                                  -----------------   -----------------
                                                                                  -----------------   -----------------
  Net increase (decrease) in net assets resulting from operations                          (90,768)             31,220
                                                                                  -----------------   -----------------
Distributions
  From net investment income                                                                     -                   -
  From net realized gain                                                                   (17,278)                  -
                                                                                  -----------------   -----------------
                                                                                  -----------------   -----------------
  Total distributions                                                                      (17,278)                  -
                                                                                  -----------------   -----------------
Capital Share Transactions
  Proceeds from shares sold                                                              1,131,249           1,750,000
  Reinvestment of distributions                                                             17,278                   -
  Amount paid for shares repurchased                                                             -                   -
                                                                                  -----------------   -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                             1,148,527           1,750,000
                                                                                  -----------------   -----------------
                                                                                  -----------------   -----------------
Total Increase (Decrease) in Net Assets                                                  1,040,481           1,781,220
                                                                                  -----------------   -----------------

Net Assets
  Beginning of period                                                                    1,781,220                   -
                                                                                  -----------------   -----------------
  End of period [including accumulated net
    investment income (loss) of  $(18,171) and $0, respectively]                       $ 2,821,701         $ 1,781,220
                                                                                  =================   =================


Capital Share Transactions
  Shares sold                                                                              108,943             181,878
  Shares issued in reinvestment of distributions                                             1,690                   -
  Shares repurchased                                                                             -                   -
                                                                                  -----------------   -----------------

  Net increase (decrease) from capital transactions                                        110,633             181,878
                                                                                  =================   =================


(a) For the period December 12, 2000 (commencement of operations) through
November 30, 2001.


See accompanying notes which are an integral part of the financial statements.

The Atheneum Fund
Financial Highlights

                                                                 Six months ended        Period Ended
                                                               May 31, 2002             November 30,
                                                               (Unaudited)                2001 (a)
                                                             -----------------        -----------------
Selected Per Share Data
Net asset value, beginning of period                                   $ 9.79                  $ 10.00
                                                             -----------------        -----------------
Income from investment operations
  Net investment income (loss)                                          (0.07)                   (0.09)
  Net realized and unrealized gain (loss)                                0.03                    (0.12)
                                                             -----------------        -----------------
                                                             -----------------        -----------------
Total from investment operations                                        (0.04)                   (0.21)
                                                             -----------------        -----------------

Distributions to shareholders
  From net investment income                                             0.00                     0.00
  From net realized gain                                                (0.10)                    0.00
                                                             -----------------        -----------------
Total distributions                                                     (0.10)                    0.00
                                                             -----------------        -----------------

Net asset value, end of period                                         $ 9.65                   $ 9.79
                                                             =================        =================

Total Return (b)                                                        (0.51)%                  (2.10)%

Ratios and Supplemental Data
Net assets, end of period (000)                                        $2,822                   $1,781
Ratio of expenses to average net assets                                 1.51% (c)                1.75% (c)
Ratio of net investment income to
   average net assets                                                   (1.35)(c)                (0.94)(c)
Portfolio turnover rate                                                 2.17%                   12.76%

(a) For the period December 12, 2000 (commencement of operations) through November 30, 2001.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                                The Antheneum Fund
                          Notes to Financial Statements
                                  May 31, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

      The Antheneum Fund (formerly the Education Fund) (the "Fund"), was organized as a series of the ATC Funds, Inc., a Maryland corporation (the "Company") on July 16, 1998 and commenced operations on December 12, 2000. The Company is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end series management investment company. The investment objective of the Fund, which is classified as "non-diversified" under the 1940 Act, is to achieve capital growth while supporting the enhancement of educational opportunities.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

a. Securities Valuations - Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the value of its shares by using market prices for the securities comprising its portfolio. Short term investments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Securities for which quotations are not readily available are valued at fair market value as determined in good faith by Avalon Trust Company, which serves as the Fund's investment adviser (see Note 3), subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

b. Federal Income Taxes - The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

c. Dividends and Distributions - Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio. The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

d. Estimates - Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e. Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                               The Antheneum Fund
                          Notes to Financial Statements
                            May 31, 2002 - continued
                                   (Unaudited)


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's Investment Adviser

     Avalon Trust Company (the "Adviser"), 125 Lincoln Avenue, Suite 100 Santa Fe, New Mexico 87501, serves as investment adviser to the Fund. The Adviser is a state-regulated independent trust company organized and incorporated under the laws of the State of New Mexico.

     The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund. For its investment advisory services provided by the Adviser to the Fund, the Fund pays to the Adviser, on the last day of each month, an annualized fee equal to 1.00% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the six month period ended May 31, 2002, the Adviser received fees under the Investment Advisory Agreement in the amount of $13,405.

Operating Services Agreement

     The Fund has also entered into an Operating Services Agreement ("Services Agreement") with the Adviser. Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to:

1.   Accounting                                  6.   Custodial
2.   Administrative                              7.   Fund share distribution
3.   Legal (except litigation)                   8.   Shareholder reporting
4.   Dividend disbursing and transfer agent      9.   Sub-accounting
5.   Registrar                                  10.   Record keeping services

     For its services to the Fund under this Agreement, the Fund pays to the Adviser on the last day of each month, a fee equal to .50% of average net asset value of the Fund to be computed daily based upon the net asset value of the Fund. For the six months ended May 31, 2002, the Adviser received fees under the Services Agreement in the amount of $6,702.

     Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

     The Adviser, with the Company's consent, has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("Unified") to provide Transfer Agent and essentially all administrative services for the Fund. The Adviser has also entered into a Distribution Agreement with the Fund and Unified Financial Securities, Inc. ("UFS") wherein UFS acts as principal underwriter for the Fund's shares. All fees owed to Unified and UFS are paid by the Adviser.

Distribution Fees

     The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for its shares, pursuant to which the Fund pays the Adviser a monthly fee for shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets. The Adviser may, in turn, pay such Fees to third parties for eligible services provided by those parties to the Fund. The 12b-1 fees paid for the six months ended May 31, 2002 were $179.

                               The Antheneum Fund
                          Notes to Financial Statements
                            May 31, 2002 - continued
                                   (Unaudited)

NOTE 4.  INVESTMENTS

     For the six months ended May 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $1,213,232 and $50,731, respectively. As of May 31, 2002, the gross unrealized appreciation for all securities totaled $401,896 and the gross unrealized depreciation for all securities totaled $353,769 for a net unrealized appreciation of $48,127.

NOTE 5. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. Ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the1940 Act. As of May 31, 2002, Turtle & Company, held more than 98% of the Fund's outstanding shares.

NOTE 6.  SHAREHOLDERS' MEETING
   A Special Meeting ("Meeting") of the shareholders of the Company was held on April 30, 2002. As of February 28, 2002, there were, in the aggregate, 1,388,608.620 shares of the Company outstanding. At the Special Meeting, the shareholders of the Company (including shareholders of the Fund) elected each of the following individuals to serve on the Company's Board of Directors, as follows:

                                          For                  Against              Abstain
Roger Decort                         1,358,866.290                0                    0
Earl H. Douple, Jr.                  1,358,866.290                0                    0
Robert J. Nurock                     1,358,866.290                0                    0
James E. Hughes, Jr.                 1,358,866.290                0                    0
John E. Young                        1,358,866.290                0                    0

The following is a summary of the matters submitted for the approval of the Fund's shareholders at the Meeting, together with the tabulation of votes thereon. As of February 28, 2002, there were 292,019.463 shares of the Fund outstanding.

         Action                           For                  Against              Abstain
         ------                           ---                  -------              -------

   Approval of Amended                289,337.604                 0                    0
   Advisory Agreement

   Approval of Rule 12b-1 Plan        289,337.604                 0                    0
   and related distribution
   agreement

   Approval of modifications          289,337.604                 0                    0
   in various investment
   policies

   Approval of modifications          289,337.604                 0                    0
   in various investment
   policies

   Ratification of engagement         289,337.604                 0                    0
   of independent auditor